Staff costs	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Staff costs	Staff costs
Accounting for staff costs
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive an award, an individual must have provided service over the vesting period and been employed on the scheduled vesting date or be considered an eligible leaver. The expense for deferred cash and share awards is recognised over the period employees’ services contribute to the awards. The Barclays Bank Group considers it appropriate to recognise the expense over the vesting period including the financial year prior to the grant date.
The accounting policies for share-based payments and retirement benefits are included in Note 29 and Note 30 respectively.

	2025	2024	2023
	£m	£m	£m
Performance costs	1,555	1,436	1,308
Salaries	2,667	2,766	2,921
Social security costs	414	381	374
Retirement benefits[1]	348	329	298
Other compensation costs	228	237	221
Total compensation costs[2]	5,212	5,149	5,122

Other resourcing costs
Outsourcing	203	198	206
Redundancy and restructuring	90	137	176
Temporary staff costs	17	16	22
Other	63	56	65
Total other resourcing costs	373	407	469

Total staff costs	5,585	5,556	5,591
Notes
1 Retirement benefits charge includes £172m (2024: £178m; 2023: £180m) with respect to defined contribution schemes and £176m (2024:
£151m; 2023: £118m) with respect to defined benefit schemes.
2  £328m (2024: £324m; 2023: £259m) of compensation cost was capitalised as internally generated software.